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Invesco S&P International Developed Quality ETF
Summary Information
Investment Objective
The Invesco S&P International Developed Quality ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P Quality Developed ex-U.S. LargeMidCap Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P International Developed Quality ETF Invesco S&P International Developed Quality ETF
Management Fees	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P International Developed Quality ETF | Invesco S&P International Developed Quality ETF | USD ($)	30	93	163	368

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is constructed from constituents of the S&P Developed ex-U.S. LargeMidCap (the “Parent Index”) that the Index Provider identifies as being of the highest quality—that is, stocks of companies that seek to generate higher revenue and cash flow than their average counterparts through prudent use of assets and finances.
The Parent Index is designed to measure the top 85% of float-adjusted market cap in each developed country, excluding the United States.
In selecting constituent securities for the Underlying Index, the Index Provider calculates the quality score of each security in the Parent Index and selects the top 20% of securities with the highest quality scores based on a composite of the following three factors: (i) return-on-equity, calculated as the company’s trailing 12-month earnings per share divided by the company’s latest book value per share; (ii) accruals ratio, computed using the change of the company’s net operating assets over the last year divided by the company’s average total assets over the last two fiscal years; and (iii)
financial leverage, calculated as the company’s latest total debt divided by the company’s book value. Eligible securities also must have a minimum three-month average daily trading volume of $3 million.
The Underlying Index is modified market-capitalization weighted, weighting component securities by multiplying their market capitalization and their quality score; securities with higher scores receive relatively greater weights.
As of December 31, 2023, the Underlying Index was comprised of 203 securities with market capitalizations ranging from $1.5 billion to $406.6 billion and represented the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, and the United Kingdom (“UK”).
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of October 31, 2023.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	December 31, 2022	16.50%
Worst Quarter	March 31, 2020	-17.77%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco S&P International Developed Quality ETF		1 Year	5 Years	10 Years	Inception Date
Invesco S&P International Developed Quality ETF		18.99%	9.68%	6.13%	Jun. 13, 2007
After Taxes on Distributions | Invesco S&P International Developed Quality ETF		18.32%	9.12%	5.71%
After Taxes on Distributions and Sale of Fund Shares | Invesco S&P International Developed Quality ETF		11.80%	7.68%	4.97%
S&P Quality Developed ex-U.S. LargeMidCap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1],[2]	19.13%	9.86%
Blended - S&P Quality Developed ex-U.S. LargeMidCap Index	[3]	19.13%	9.86%	6.35%
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	18.24%	8.16%	4.28%
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Quality Developed ex-U.S. LargeMidCap Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
[2]	Performance information is not available for periods prior to the Underlying Index’s commencement date of July 8, 2014.
[3]	The Blended—S&P Quality Developed ex-U.S. LargeMidCap Index reflects the performance of the Fund’s prior underlying indexes, the QSG Developed International Opportunities Index (such performance does not reflect any deduction for fees, expenses or taxes), until March 1, 2012, and the S&P International Developed High Quality Rankings Index (Net) (such performance reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) from March 1, 2012 until March 18, 2016, followed by the performance of the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.